UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 96.66%

Beverages - 3.88%
2,383	Pepsico, Inc.	$ 147,508

Computer & Office Equipment - 4.94%
1,072	International Business Machine Corp.	187,461

Construction, Mining & Materials Handling Machinery & Equipment - 1.97%
1,604	Dover Corp.	74,746

Crude Petroleum & Natural Gas - 2.90%
1,542	Occidental Petroleum Corp.	110,253

Drilling Oil & Gas Wells - 3.52%
1,100	Diamond Offshore Drilling, Inc.	60,214
2,620	Nabors Industries Ltd. *	32,121
3,378	Weatherford International Ltd. *	41,245
		133,580
Electric & Other Services Combined - 1.93%
1,717	Exelon Corp.	73,161

Electronic Connectors - 3.93%
3,662	Amphenol Corp. Class-A	149,300

Fire, Marine & Casualty Insurance - 3.68%
2,327	Chubb Corp.	139,597

Gold & Silver Ores - 4.01%
2,419	Newmont Mining Corp.	152,276

Guided Missiles & Space Vehicles & Parts - 6.04%
1,902	Goodrich Corp.	229,533

Hospital & Medical Service Plans - 2.42%
1,405	Wellpoint, Inc.	91,718

Instruments For Measuring & Testing of Electricity - 2.35%
2,853	Agilent Technologies, Inc. *	89,156

Investment Advice - 2.35%
935	Franklin Resources, Inc.	89,423

Life Insurance - 3.00%
4,072	MetLife, Inc.	114,057

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.54%
2,714	Eaton Corp.	96,347

National Commercial Banks - 2.44%
3,078	JP Morgan Chase & Co.	92,709

Oil & Gas Field Machinery & Equipment - 2.39%
1,774	National Oilwell Varco, Inc.	90,864

Perfumes, Cosmetics & Other Toilet Preparations - 4.67%
2,001	Colgate Palmolive Co.	177,449

Pharmaceutical Preparations - 6.48%
4,130	Endo Pharmaceuticals Holdings, Inc. *	115,599
1,914	Watson Pharmaceuticals, Inc. *	130,631
		246,230
Railroads, Line-Haul Operating - 4.15%
2,580	Norfolk Southern Corp.	157,432

Retail-Variety Stores - 3.48%
2,543	Wal-Mart Stores, Inc.	131,982

Rubber & Plastics Footwear - 4.92%
2,186	Nike, Inc. Class-B	186,925

Semiconductors & Related Devices - 3.52%
6,365	Applied Materials, Inc.	65,909
3,173	Intel Corp.	67,696
		133,605
Services-Miscellaneous Amusement & Recreation - 3.08%
3,882	Walt Disney Co.	117,081

Services-Prepackaged Software - 3.14%
4,788	Microsoft Corp.	119,173

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.14%
1,367	Nucor Corp.	43,252

Telephone Communications (No Radio Telephone) - 2.95%
3,923	AT&T, Inc.	111,884

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.84%
4,929	AmerisourceBergen Corp.	183,704

TOTAL FOR COMMON STOCKS (Cost $3,171,373) - 96.66%		$ 3,670,406

SHORT TERM INVESTMENTS - 3.29%
124,829	First American Government Obligation Fund Class Y 0.00% ** (Cost $124,829)	124,829

TOTAL INVESTMENTS (Cost $3,296,202) - 99.95%		$ 3,795,235

OTHER ASSETS LESS LIABILITIES- 0.05%		2,057

NET ASSETS - 100.00%		$ 3,797,292

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS
At September 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,296,202 amounted to $499,034, which consisted of aggregate gross unrealized appreciation of
$891,166 and aggregate gross unrealized depreciation of $392,132.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,670,406	$0	$0	$3,670,406
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$124,829	$0	$0	$124,829
Total	$3,795,235	$0	$0	$3,795,235

	Manor Growth Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 92.80%

Beverages - 1.96%
4,371	Constellation Brands, Inc. Class-A *	$ 78,678

Biological Products (No Diagnostic Substances) - 1.89%
1,952	Gilead Sciences, Inc. *	75,738

Bituminous Coal & Lignite Surface Mining - 1.27%
2,885	Alpha Natural Resources, Inc. *	51,036

Communications Services - 4.13%
3,917	DirecTV Group, Inc. Class-A *	165,493

Crude Petroleum & Natural Gas - 2.05%
2,463	Southwestern Energy Co. *	82,092

Electronic Computers - 7.10%
746	Apple, Inc. *	284,465

Engines & Turbines - 4.51%
2,213	Cummins, Inc.	180,714

Fire, Marine & Casualty Insurance - 3.59%
2,371	Ace Ltd.	143,683

Iron & Steel Foundries - 5.01%
1,290	Precision Castparts Corp.	200,543

Leather & Leather Products - 3.19%
2,465	Coach, Inc.	127,761

Measuring & Controlling Devices - 3.58%
2,835	Thermo Fisher Scientific, Inc. *	143,564

Oil & Gas Field Services - 2.04%
1,369	Schlumberger Ltd.	81,770

Optical Instruments & Lenses - 2.38%
2,490	KLA Tencor Corp.	95,317

Petroleum Refining - 2.81%
2,149	Hess Corp.	112,737

Pharmaceutical Preparations - 4.55%
2,085	Abbot Laboratories	106,627
1,220	Celgene Corp. *	75,530
		182,157
Radiotelephone Communications - 2.36%
10,846	MetroPCS Communications, Inc. *	94,414

Retail-Drug Stores & Proprietary Stores - 2.98%
3,221	Express Scripts, Inc. Class-A *	119,402

Retail-Variety Stores - 6.04%
3,220	Dollar Tree, Inc. *	241,951

Search, Detection, Navigation, Guidance, Aeronautical Systems - 6.73%
3,784	Flir Systems, Inc.	94,789
2,119	Harris Corp.	72,406
2,505	Raytheon Co.	102,379
		269,574
Semiconductors & Related Devices - 7.24%
3,704	Intel Corp.	79,025
3,749	Texas Instruments, Inc.	99,911
4,050	Xilinx, Inc.	111,132
		290,068
Services-Business Services - 4.19%
529	MasterCard, Inc.	167,778

Services-Prepackaged Software - 6.33%
3,359	Microsoft Corp.	83,605
5,912	Oracle Corp.	169,911
		253,516
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.88%
3,280	Church & Dwight Co., Inc.	144,976
2,065	Procter & Gamble Co.	130,467
		275,443

TOTAL FOR COMMON STOCKS (Cost $3,193,482) - 92.80%		$ 3,717,894

SHORT TERM INVESTMENTS - 7.24%
289,883	First American Government Obligation Fund Class Y 0.00% ** (Cost $289,883)	289,883

TOTAL INVESTMENTS (Cost $3,483,365) - 100.04%		4,007,777

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(1,614)

NET ASSETS - 100.00%		$ 4,006,163

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS
At September 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,483,365 amounted to $524,412, which consisted of aggregate gross unrealized appreciation of
$925,813 and aggregate gross unrealized depreciation of $401,401.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,717,894	$0	$0	$3,717,894
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$289,883	$0	$0	$289,883
Total	$4,007,777	$0	$0	$4,007,777

	Manor Bond Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

US TREASURY NOTES - 98.07%
300,000	US Treasury Note 0.500% Due 11/15/2013	$ 301,219
225,000	US Treasury Note 0.500% Due 11/30/2012	225,835
250,000	US Treasury Note 0.750% Due 11/30/2011	250,274
350,000	US Treasury Note 1.250% Due 10/31/2015	357,574
475,000	US Treasury Note 1.375% Due 04/15/2012	478,154
200,000	US Treasury Note 3.875% Due 02/15/2013	209,938
		$ 1,822,994
TOTAL FOR US TREASURY NOTES (Cost $1,791,123) - 98.07%

SHORT TERM INVESTMENTS - 1.67%
30,975	First American Treasury Obligation Class Y 0.00% * (Cost $30,975)	30,975

TOTAL INVESTMENTS (Cost $1,822,098) - 99.74%		1,853,969

OTHER ASSETS LESS LIABILITIES - 0.26%		4,862

NET ASSETS - 100.00%		$ 1,858,831

* Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At September 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,822,098 amounted to $31,870, which consisted of aggregate gross unrealized appreciation of
$31,870 and aggregate gross unrealized depreciation of $0.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$0	$0	$0	$0
US Treasury Notes	$1,822,994	$0	$0	$1,822,994
Cash Equivalents	$30,975	$0	$0	$30,975
Total	$1,853,969	$0	$0	$1,853,969

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 8, 2011

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 8, 2011